UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2023
Date of reporting period: June 30, 2023

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Selected Funds
Selected American Shares
Selected International Fund
June 30, 2023
SEMI-ANNUAL REPORT
Selecting Quality Companies for the Long Term

SELECTED FUNDS

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds (the “Funds”) prospectus, which contains more information about investment strategies, risks,  fees, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31stof each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-243-1575, on the Funds’ website at www.selectedfunds.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ quarter-end holdings is also available at www.selectedfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

SELECTED FUNDS
Shareholder Letter
Dear Fellow Shareholder,
As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.
In addition, we produce a Manager Commentary for each Fund. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.selectedfunds.com, or by calling 1-800-243-1575.
We value the trust you have placed in us and look forward to continuing our investment journey together.
Sincerely,

James J. McMonagle	Christopher C. Davis	Danton G. Goei
Chairman	President & Portfolio Manager	Portfolio Manager
August 4, 2023

SELECTED FUNDS
SELECTED AMERICAN SHARES
Management’s Discussion of Fund Performance
Performance Overview
Selected American Shares outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund’s Class S and D shares delivered total returns of 18.52% and 18.76%, respectively, versus a 16.89% return for the S&P 500®.
Index Overview
S&P 500®
•Strongest performing sectors1
-Information Technology (+43%), Communication Services (+36%), and Consumer Discretionary (+33%)
•Weakest performing sectors
-Utilities (-6%), Energy (-6%), and Health Care (-1%)
Contributors2 to Performance
•Communication Services - significantly outperformed the Index sector (+87% vs +36%) and overweight (average weighting 14% vs 8%)
-Meta Platforms3 (+138%) - largest individual contributor
-Alphabet (+36%)
•Financials - outperformed the Index sector (+4% vs -1%)
-Capital One Financial (+19%), Berkshire Hathaway (+10%), and Danske Bank (+23%)
•Industrials - outperformed the Index sector (+35% vs +10%) and underweight (average weighting 3% vs 8%)
-Owens Corning (+55%)
•No exposure in Utilities or Energy and underweight in Health Care (average weighting 8% vs 14%), the three worst performing sectors of the S&P 500®, respectively.
•Underweight in weaker performing Consumer Staples sector - (average weighting 1% vs 7%)
•Individual holdings from Information Technology and Consumer Discretionary
-Applied Materials (+49%), Intel (+29%), and Microsoft (+43%)
-Amazon (+55%)
Detractors from Performance
•Significantly overweight in Financials sector - (average weighting 47% vs 12%)
-U.S. Bancorp (-22%) - largest individual detractor
-Chubb (-12%), AIA Group (-8%), DBS Group Holdings (-4%), and Bank of New York Mellon (-1%)
•Information Technology - underperformed the Index sector (+33% vs +43%) and underweight (average weighting 15% vs 27%)
•Consumer Discretionary - underperformed the Index sector (+25% vs +33%) and underweight (average weighting 9% vs 10%)
-JD.com (-38%)
•Health Care - underperformed the Index sector (-11% vs -1%)
-Cigna Group (-15%), Viatris (-8%), and Quest Diagnostics (-9%)
•Individual holding from Industrials
-DiDi Global (-6%)

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, income is expected to be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2013
Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (05/03/04)	Gross Expense Ratio	Net Expense Ratio
Class S	21.54%	6.56%	9.36%	N/A	0.99%	0.99%
Class D	21.97%	6.90%	9.71%	7.71%	0.67%	0.67%
S&P’s 500® Index	19.59%	12.30%	12.86%	9.63%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Selected Funds Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Management’s Discussion of Fund Performance
Performance Overview
Selected International Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund’s Class S and D shares delivered total returns of 2.88% and 2.96%, respectively, versus a 9.47% return for the MSCI.
Index Overview
MSCI
•Strongest performing sectors1
-Information Technology (+25%), Industrials (+16%), and Consumer Discretionary (+13%)
•Weakest performing sectors
-Real Estate (-4%), Materials (+3%), and Energy (+4%)
Detractors2 from Performance
•Consumer Discretionary - significantly underperformed the Index sector (-9% vs +13%)
-JD.com3 (-38%) and Meituan (-30%) - two largest individual detractors
-Alibaba (-5%)
•Financials - underperformed the Index sector (+4% vs +7%) and significantly overweight (average weighting 47% vs 21%)
-AIA Group (-8%), DBS Group Holdings (-4%), Bank of N.T. Butterfield (-5%), Noah Holdings (-7%),
and Ping An Insurance (-1%)
•Industrials - underperformed the Index sector (-6% vs +16%) and underweight (average weighting 3% vs 13%)
-DiDi Global (-6%)
•China Exposure - (-10%) and average weighting of 31% vs 9% for the Index
Contributors to Performance
•Materials - outperformed the Index sector (+13% vs +3%) and underweight (average weighting 4% vs 8%)
-Teck Resources (+13%)
•Communication Services - outperformed the Index sector (+17% vs +7%)
-Baidu (+20%)
•No exposure in Health Care, Energy, Real Estate, and Consumer Staples, all weaker performing sectors of the MSCI
•Overweight in Consumer Discretionary (average weighting 26% vs 12%) and Information Technology (average weighting 14% vs 11%)
-Fila Holdings (+15%), Naspers (+8%), and Prosus (+6%)
-Tokyo Electron (+47%), Samsung Electronics (+27%), and Hollysys Automation Technologies (+7%)
•Individual holdings from Financials
-Danske Bank (+23%) - largest individual contributor
-Julius Baer Group (+13%)

Selected International Fund’s investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.
1 The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Selected International Fund Class S versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) over 10 years for an investment made on June 30, 2013
Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (05/03/04)	Gross Expense Ratio	Net Expense Ratio
Class S	9.16%	(2.71)%	3.54%	N/A	1.64%	1.05%
Class D	9.47%	(2.46)%	3.89%	2.98%	0.98%	0.80%
MSCI ACWI® ex USA	12.72%	3.51%	4.75%	5.55%
The Fund’s performance benefited from IPO purchases in 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.
The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Selected Funds Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Fund Overview
June 30, 2023 (Unaudited)

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Common Stock (U.S.)	82.76%
Common Stock (Foreign)	16.65%
Short-Term Investments	0.07%
Other Assets & Liabilities	0.52%
100.00%

Industry Weightings (% of 06/30/23 Stock Holdings)
	Fund	S&P 500®
Banks	19.38%	2.99%
Financial Services	19.20%	7.36%
Information Technology	15.86%	28.26%
Media & Entertainment	14.47%	7.45%
Consumer Discretionary Distribution & Retail	8.98%	5.46%
Health Care	7.53%	13.43%
Insurance	6.69%	2.06%
Capital Goods	3.33%	5.65%
Materials	2.54%	2.50%
Food, Beverage & Tobacco	1.09%	3.35%
Transportation	0.93%	1.61%
Energy	–	4.11%
Utilities	–	2.58%
Real Estate	–	2.49%
Other	–	10.70%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 06/30/23 Net Assets)
Meta Platforms, Inc., Class A	Media & Entertainment	10.18%
Berkshire Hathaway Inc., Class A	Financial Services	8.54%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	7.60%
Wells Fargo & Co.	Banks	7.39%
Capital One Financial Corp.	Consumer Finance	6.24%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	5.68%
JPMorgan Chase & Co.	Banks	3.91%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.78%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.71%
Bank of New York Mellon Corp.	Capital Markets	3.51%

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Fund Overview
June 30, 2023 (Unaudited)

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Common Stock (Foreign)	99.19%
Short-Term Investments	0.53%
Other Assets & Liabilities	0.28%
100.00%

Industry Weightings (% of 06/30/23 Stock Holdings)
	Fund	MSCI ACWI® ex USA
Banks	28.35%	12.24%
Information Technology	15.68%	11.85%
Consumer Discretionary Distribution & Retail	14.90%	2.70%
Insurance	12.29%	4.61%
Consumer Services	7.69%	2.12%
Financial Services	6.59%	3.75%
Consumer Durables & Apparel	4.13%	3.58%
Materials	3.85%	7.87%
Media & Entertainment	3.32%	2.74%
Transportation	3.20%	2.64%
Health Care	–	9.55%
Capital Goods	–	9.08%
Energy	–	5.43%
Food, Beverage & Tobacco	–	5.00%
Other	–	16.84%
	100.00%	100.00%

Country Diversification (% of 06/30/23 Stock Holdings)
China	27.86%
Denmark	12.32%
South Korea	11.55%
Singapore	7.56%
Hong Kong	6.86%
Switzerland	5.72%
Bermuda	4.95%
South Africa	4.93%
Japan	4.53%
Canada	3.85%
Netherlands	3.22%
Germany	3.12%
Norway	3.09%
United Kingdom	0.44%
100.00%

Top 10 Long-Term Holdings (% of Fund’s 06/30/23 Net Assets)
Danske Bank A/S	12.22%
DBS Group Holdings Ltd.	7.49%
AIA Group Ltd.	6.81%
Samsung Electronics Co., Ltd.	6.49%
Julius Baer Group Ltd.	5.68%
Ping An Insurance (Group) Co. of China, Ltd. - H	5.38%
Bank of N.T. Butterfield & Son Ltd.	4.91%
Naspers Ltd. - N	4.89%
Hollysys Automation Technologies Ltd.	4.57%
Meituan, Class B	4.54%

SELECTED FUNDS
Expense Example (Unaudited)
As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of short-term trading fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2023.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as short-term trading fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period* (01/01/23-06/30/23)

Selected American Shares
Class S (annualized expense ratio 0.99%**)
Actual	$1,000.00	$1,185.23	$5.36
Hypothetical	$1,000.00	$1,019.89	$4.96
Class D (annualized expense ratio 0.67%**)
Actual	$1,000.00	$1,187.56	$3.63
Hypothetical	$1,000.00	$1,021.47	$3.36

Selected International Fund
Class S (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,028.80	$5.28
Hypothetical	$1,000.00	$1,019.59	$5.26
Class D (annualized expense ratio 0.80%**)
Actual	$1,000.00	$1,029.62	$4.03
Hypothetical	$1,000.00	$1,020.83	$4.01
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.41%)
COMMUNICATION SERVICES – (14.39%)
Media & Entertainment – (14.39%)
Alphabet Inc., Class A *	427,000	$51,111,900
ASAC II L.P. *(a)(b)(c)	1,174,606	1,189,053
IAC Inc. *	230,820	14,495,496
Liberty TripAdvisor Holdings, Inc., Series A *	41,173	26,763
Meta Platforms, Inc., Class A *	563,038	161,580,645
Total Communication Services		228,403,857
CONSUMER DISCRETIONARY – (8.93%)
Consumer Discretionary Distribution & Retail – (8.93%)
Amazon.com, Inc. *	691,470	90,140,029
Coupang, Inc., Class A (South Korea) *	750,259	13,054,506
JD.com, Inc., Class A, ADR (China)	359,191	12,259,189
Naspers Ltd. - N (South Africa)	20,202	3,649,716
Prosus N.V., Class N (Netherlands)	308,949	22,625,607
Total Consumer Discretionary		141,729,047
CONSUMER STAPLES – (1.09%)
Food, Beverage & Tobacco – (1.09%)
Darling Ingredients Inc. *	270,290	17,241,799
Total Consumer Staples		17,241,799
FINANCIALS – (45.00%)
Banks – (19.27%)
Danske Bank A/S (Denmark)	1,771,930	43,157,832
DBS Group Holdings Ltd. (Singapore)	1,832,684	42,798,244
JPMorgan Chase & Co.	426,836	62,079,028
U.S. Bancorp	1,227,330	40,550,983
Wells Fargo & Co.	2,747,600	117,267,568
		305,853,655
Financial Services – (19.08%)
Capital Markets – (3.51%)
Bank of New York Mellon Corp.	1,251,105	55,699,195
Consumer Finance – (7.03%)
American Express Co.	71,508	12,456,693
Capital One Financial Corp.	906,135	99,103,985
		111,560,678
Financial Services – (8.54%)
Berkshire Hathaway Inc., Class A *	262	135,666,220
		302,926,093
Insurance – (6.65%)
Life & Health Insurance – (3.36%)
AIA Group Ltd. (Hong Kong)	3,077,980	31,261,493
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	22,128,100
		53,389,593
Property & Casualty Insurance – (3.29%)
Chubb Ltd.	127,991	24,645,947
Loews Corp.	76,694	4,554,090
Markel Group Inc. *	16,648	23,027,181
		52,227,218
		105,616,811
Total Financials		714,396,559
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (7.48%)
Health Care Equipment & Services – (3.70%)
Cigna Group	155,490	$43,630,494
Quest Diagnostics Inc.	107,960	15,174,858
		58,805,352
Pharmaceuticals, Biotechnology & Life Sciences – (3.78%)
Viatris Inc.	6,011,130	59,991,077
Total Health Care		118,796,429
INDUSTRIALS – (4.22%)
Capital Goods – (3.30%)
Orascom Construction PLC (United Arab Emirates)	346,251	1,378,281
Owens Corning	391,650	51,110,325
		52,488,606
Transportation – (0.92%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	14,594,250
Total Industrials		67,082,856
INFORMATION TECHNOLOGY – (15.77%)
Semiconductors & Semiconductor Equipment – (13.33%)
Applied Materials, Inc.	834,170	120,570,932
Intel Corp.	960,860	32,131,158
Texas Instruments Inc.	327,433	58,944,489
		211,646,579
Software & Services – (1.35%)
Microsoft Corp.	62,970	21,443,804
Technology Hardware & Equipment – (1.09%)
Samsung Electronics Co., Ltd. (South Korea)	313,010	17,235,342
Total Information Technology		250,325,725
MATERIALS – (2.53%)
Teck Resources Ltd., Class B (Canada)	952,970	40,120,037
Total Materials		40,120,037
TOTAL COMMON STOCK – (Identified cost $892,540,192)		1,578,096,309

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.07%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (d)	$606,000	$606,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (e)	519,000	519,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,125,000)		1,125,000
Total Investments – (99.48%) – (Identified cost $893,665,192)		1,579,221,309
Other Assets Less Liabilities – (0.52%)		8,257,103
Net Assets – (100.00%)		$1,587,478,412

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
June 30, 2023 (Unaudited)
(c)	Limited partnership units.
(d)	Dated 06/30/23, repurchase value of $606,255 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-5.09% 12/01/29-07/01/52, total market value $618,120).
(e)
Dated 06/30/23, repurchase value of $519,218 (collateralized by: U.S.
Government agency mortgages and obligations in a pooled cash account,
0.50%-10.00%, 07/15/23-04/20/73, total market value $529,380).

See Notes to Financial Statements

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.19%)
COMMUNICATION SERVICES – (3.29%)
Media & Entertainment – (3.29%)
Baidu, Inc., Class A, ADR (China) *	7,697	$1,053,797
iQIYI, Inc., Class A, ADR (China) *	97,830	522,412
Total Communication Services		1,576,209
CONSUMER DISCRETIONARY – (26.51%)
Consumer Discretionary Distribution & Retail – (14.78%)
Alibaba Group Holding Ltd., ADR (China) *	12,590	1,049,377
Coupang, Inc., Class A (South Korea) *	23,790	413,946
JD.com, Inc., Class A, ADR (China)	50,965	1,739,435
Naspers Ltd. - N (South Africa)	12,964	2,342,091
Prosus N.V., Class N (Netherlands)	20,884	1,529,421
		7,074,270
Consumer Durables & Apparel – (4.10%)
Fila Holdings Corp. (South Korea)	64,409	1,961,580
Consumer Services – (7.63%)
Delivery Hero SE (Germany) *	33,530	1,479,346
Meituan, Class B (China) *	138,487	2,171,603
		3,650,949
Total Consumer Discretionary		12,686,799
FINANCIALS – (46.85%)
Banks – (28.12%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	85,830	2,348,309
Danske Bank A/S (Denmark)	240,092	5,847,776
DBS Group Holdings Ltd. (Singapore)	153,620	3,587,452
DNB Bank ASA (Norway)	78,414	1,466,397
Metro Bank Holdings PLC (United Kingdom) *	137,580	208,283
		13,458,217
Financial Services – (6.54%)
Capital Markets – (6.54%)
Julius Baer Group Ltd. (Switzerland)	43,070	2,718,042
Noah Holdings Ltd., Class A, ADS (China)	29,204	411,192
		3,129,234
Insurance – (12.19%)
Life & Health Insurance – (12.19%)
AIA Group Ltd. (Hong Kong)	320,740	3,257,595
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	403,500	2,577,119
		5,834,714
Total Financials		22,422,165
INDUSTRIALS – (3.17%)
Transportation – (3.17%)
DiDi Global Inc., Class A, ADS (China) *	505,800	1,517,400
Total Industrials		1,517,400
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (15.55%)
Semiconductors & Semiconductor Equipment – (4.49%)
Tokyo Electron Ltd. (Japan)	14,930	$2,150,345
Technology Hardware & Equipment – (11.06%)
Hollysys Automation Technologies Ltd. (China)	124,290	2,186,261
Samsung Electronics Co., Ltd. (South Korea)	56,400	3,105,566
		5,291,827
Total Information Technology		7,442,172
MATERIALS – (3.82%)
Teck Resources Ltd., Class B (Canada)	43,470	1,830,087
Total Materials		1,830,087
TOTAL COMMON STOCK – (Identified cost $45,481,268)		47,474,832

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.53%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (a)	$138,000	$138,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (b)	118,000	118,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $256,000)		256,000
Total Investments – (99.72%) – (Identified cost $45,737,268)		47,730,832
Other Assets Less Liabilities – (0.28%)		133,609
Net Assets – (100.00%)		$47,864,441

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 06/30/23, repurchase value of $138,058 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.39%-6.00%, 10/01/28-02/01/53, total market value $140,760).
(b)
Dated 06/30/23, repurchase value of $118,050 (collateralized by: U.S.
Government agency mortgages and obligations in a pooled cash account,
0.50%-10.00%, 07/15/23-04/20/73, total market value $120,360).

See Notes to Financial Statements

SELECTED FUNDS
Statements of Assets and Liabilities
At June 30, 2023 (Unaudited)

	Selected American Shares	Selected International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$1,579,221,309	$47,730,832
Cash	76,629	3,877
Receivables:
Capital stock sold	438,107	14,695
Dividends and interest	1,489,503	180,242
Investment securities sold	8,243,281	–
Prepaid expenses	28,000	948
Due from Adviser	–	10,984
Total assets	1,589,496,829	47,941,578

LIABILITIES:
Payables:
Capital stock redeemed	832,777	20,580
Accrued audit fees	12,661	4,462
Accrued custodian fees	172,250	18,300
Accrued distribution service fees	92,111	1,483
Accrued investment advisory fees	749,368	22,745
Accrued transfer agent fees	157,429	9,365
Other accrued expenses	1,821	202
Total liabilities	2,018,417	77,137

NET ASSETS	$1,587,478,412	$47,864,441

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$55,084,778	$1,148,266

Additional paid-in capital	817,446,655	46,960,224

Distributable earnings (losses)	714,946,979	(244,049)
Net Assets	$1,587,478,412	$47,864,441

*Including:
Cost of investments	$893,665,192	$45,737,268

CLASS S SHARES:
Net assets	$422,270,574	$5,295,541
Shares outstanding	11,744,628	511,172
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$35.95	$10.36

CLASS D SHARES:
Net assets	$1,165,207,838	$42,568,900
Shares outstanding	32,323,194	4,081,891
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$36.05	$10.43
See Notes to Financial Statements

SELECTED FUNDS
Statements of Operations
For the six months ended June 30, 2023 (Unaudited)

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$13,920,185	$683,198
Interest	256,449	17,615
Net securities lending fees	–	4,014
Total income	14,176,634	704,827

Expenses:
Investment advisory fees (Note 3)	4,083,112	133,129
Custodian fees	164,404	23,114
Transfer agent fees:
Class S	245,701	13,640
Class D	286,190	17,354
Audit fees	35,923	12,996
Legal fees	19,728	4,219
Reports to shareholders	27,300	1,600
Directors’ fees and expenses	184,209	7,663
Registration and filing fees	27,750	23,500
Miscellaneous	42,252	11,460
Distribution service fees (Note 3):
Class S	499,754	6,941
Total expenses	5,616,323	255,616
Reimbursement/waiver of expenses by Adviser (Note 3):
Class S	–	(16,394)
Class D	–	(38,596)
Net expenses	5,616,323	200,626
Net investment income	8,560,311	504,201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	64,573,879	(1,084,718)
Foreign currency transactions	(30,651)	(3,470)
Net realized gain (loss)	64,543,228	(1,088,188)
Net increase in unrealized appreciation	183,136,733	1,975,694
Net realized and unrealized gain on investments and foreign currency transactions	247,679,961	887,506
Net increase in net assets resulting from operations	$256,240,272	$1,391,707

*Net of foreign taxes withheld of	$183,624	$69,201
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the six months ended June 30, 2023 (Unaudited)

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$8,560,311	$504,201

Net realized gain (loss) from investments and foreign currency transactions	64,543,228	(1,088,188)

Net increase in unrealized appreciation on investments and foreign currency transactions	183,136,733	1,975,694
Net increase in net assets resulting from operations	256,240,272	1,391,707

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(13,124,532)	–
Class D	(37,766,908)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(14,654,764)	(163,262)
Class D	(6,647,957)	(933,994)

Total increase in net assets	184,046,111	294,451

NET ASSETS:
Beginning of period	1,403,432,301	47,569,990
End of period	$1,587,478,412	$47,864,441
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the year ended December 31, 2022

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$15,193,664	$724,303

Net realized gain from investments and foreign currency transactions	64,245,943	89,329

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(467,971,748)	(6,337,598)
Net decrease in net assets resulting from operations	(388,532,141)	(5,523,966)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(30,056,295)	(153,981)
Class D	(81,862,276)	(1,299,841)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(38,670,757)	(512,903)
Class D	(39,710,215)	(4,642,810)

Total decrease in net assets	(578,831,684)	(12,133,501)

NET ASSETS:
Beginning of year	1,982,263,985	59,703,491
End of year	$1,403,432,301	$47,569,990
See Notes to Financial Statements

SELECTED FUNDS
Notes to Financial Statements
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”) and Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.
Selected International Fund’s investment objective is to achieve capital growth. The Fund principally invests in common stocks issued by foreign companies, including companies in developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization.
An investment in the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund’s return and net asset value will fluctuate.
Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Selected International Fund assesses a 2% short-term trading fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
Eligible Class S shares can be converted to Class D shares upon request. Class D shares offer lower expenses for shareholders who have chosen not to use an intermediary, but instead invest directly with the Funds. These conversions are non-taxable events.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation  - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation  - (Continued)
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of June 30, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$227,214,804	$1,576,209
Consumer Discretionary	115,453,724	3,202,758
Consumer Staples	17,241,799	–
Financials	575,050,890	2,759,501
Health Care	118,796,429	–
Industrials	67,082,856	1,517,400
Information Technology	233,090,383	2,186,261
Materials	40,120,037	1,830,087
Total Level 1	1,394,050,922	13,072,216
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	26,275,323	9,484,041
Financials	139,345,669	19,662,664
Information Technology	17,235,342	5,255,911
Short-Term Investments	1,125,000	256,000
Total Level 2	183,981,334	34,658,616
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,189,053	–
Total Level 3	1,189,053	–
Total Investments	$1,579,221,309	$47,730,832

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2023 was $46,044 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2023
Selected American Shares
Investments in Securities:
Common Stock	$1,143,009	$–	$–	$46,044	$–	$–	$–	$1,189,053
Total Level 3	$1,143,009	$–	$–	$46,044	$–	$–	$–	$1,189,053
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,189,053	Discounted Cash Flow	Annualized Yield	5.528%	Decrease
Total Level 3	$1,189,053
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2023, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.
Under current tax regulations, losses realized after October 31 (“post-October” losses; for the period from November 1, 2022 through December 31, 2022) may be deferred and treated as occurring on the first business day of the following fiscal year. At December 31, 2022, Selected International Fund had long-term post-October losses in the amount of $272,648.
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At June 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$897,503,502	$47,196,789

Unrealized appreciation	780,276,184	7,509,135
Unrealized depreciation	(98,558,377)	(6,975,092)
Net unrealized appreciation	$681,717,807	$534,043
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, equalization, corporate actions, partnership income, Directors’ deferred compensation, net operating losses, deferred post-October losses, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$47,569,362	$2,313,765
Proceeds from sales	109,341,847	1,737,324
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of June 30, 2023, related shareholders held greater than 20% of outstanding shares of the following Funds:

Selected International Fund
31%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2023 approximated 0.55% of the average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.05%, and Class D shares, 0.80%) until May 1, 2024. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to that date without the consent of the Board of Directors. During the six months ended June 30, 2023, such reimbursements for Class S and Class D of Selected International Fund amounted to $16,394 and $38,596, respectively, and are not subject to future recoupment.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fees paid to the Adviser during the six months ended June 30, 2023 were $66,445 and $5,877 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.
Distribution Service Fees - For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. During the six months ended June 30, 2023, Selected American Shares and Selected International Fund incurred distribution service fees totaling $499,754 and $6,941, respectively.
There are no distribution service fees for the Funds’ Class D shares.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 4 - CAPITAL STOCK
At June 30, 2023, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized. Transactions in capital stock were as follows:

		Six months ended June 30, 2023 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Selected American Shares
Shares:	Class S	60,868	364,943	(869,103)	(443,292)
	Class D	280,592	988,454	(1,505,089)	(236,043)
Value:	Class S	$2,060,299	$12,962,789	$(29,677,852)	$(14,654,764)
	Class D	9,578,693	35,208,726	(51,435,376)	(6,647,957)
Selected International Fund
Shares:	Class S	34,006	–	(52,441)	(18,435)
	Class D	12,405	–	(101,830)	(89,425)
Value:	Class S	$372,821	$–	$(536,083)	$(163,262)
	Class D	133,625	–	(1,067,619)	(933,994)

		Year ended December 31, 2022
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Selected American Shares
Shares:	Class S	126,624	926,596	(2,094,599)	(1,041,379)
	Class D	503,705	2,379,902	(3,829,465)	(945,858)
Value:	Class S	$4,436,094	$29,681,454	$(72,788,305)	$(38,670,757)
	Class D	18,150,830	76,416,622	(134,277,667)	(39,710,215)
Selected International Fund
Shares:	Class S	22,289	14,972	(89,876)	(52,615)
	Class D	97,783	123,462	(628,561)	(407,316)
Value:	Class S	$223,276	$152,113	$(888,292)	$(512,903)
	Class D	973,435	1,260,551	(6,876,796)	(4,642,810)

*	Selected International Fund: net of short-term trading fees amounting to $5 for Class S.
NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2023, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Selected American Shares amounted to $1,189,053 or 0.07% of the Fund’s net assets as of June 30, 2023. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2023
Selected American Shares	ASAC II L.P.	10/10/13	1,174,606	$1.0000	$1.0123

SELECTED FUNDS
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2023[e]	$31.31	$0.15	$5.64	$5.79
Year ended December 31, 2022	$42.34	$0.25	$(8.82)	$(8.57)
Year ended December 31, 2021	$40.41	$0.08	$7.16	$7.24
Year ended December 31, 2020	$37.22	$0.14	$4.17	$4.31
Year ended December 31, 2019	$29.94	$0.19	$8.97	$9.16
Year ended December 31, 2018	$40.53	$0.20	$(5.35)	$(5.15)
Selected American Shares Class D:
Six months ended June 30, 2023[e]	$31.38	$0.21	$5.66	$5.87
Year ended December 31, 2022	$42.45	$0.37	$(8.87)	$(8.50)
Year ended December 31, 2021	$40.50	$0.23	$7.18	$7.41
Year ended December 31, 2020	$37.29	$0.24	$4.20	$4.44
Year ended December 31, 2019	$29.99	$0.30	$8.99	$9.29
Year ended December 31, 2018	$40.59	$0.33	$(5.36)	$(5.03)
Selected International Fund Class S:
Six months ended June 30, 2023[e]	$10.07	$0.10	$0.19	$0.29
Year ended December 31, 2022	$11.52	$0.13	$(1.28)	$(1.15)
Year ended December 31, 2021	$14.92	$0.06	$(3.33)	$(3.27)
Year ended December 31, 2020	$12.56	$(0.03)	$2.64	$2.61
Year ended December 31, 2019	$10.45	$0.04	$2.77	$2.81
Year ended December 31, 2018	$14.44	$0.04	$(3.23)	$(3.19)
Selected International Fund Class D:
Six months ended June 30, 2023[e]	$10.13	$0.11	$0.19	$0.30
Year ended December 31, 2022	$11.58	$0.16	$(1.28)	$(1.12)
Year ended December 31, 2021	$15.00	$0.09	$(3.34)	$(3.25)
Year ended December 31, 2020	$12.62	$(0.01)	$2.66	$2.65
Year ended December 31, 2019	$10.50	$0.06	$2.80	$2.86
Year ended December 31, 2018	$14.53	$0.09	$(3.26)	$(3.17)

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.15)	$(1.00)	$–	$(1.15)	$35.95	18.52%	$422	0.99%[f]	0.99%[f]	0.92%[f]	3%
$(0.29)	$(2.17)	$–	$(2.46)	$31.31	(20.27)%	$382	0.99%	0.99%	0.72%	8%
$(0.07)	$(5.24)	$–	$(5.31)	$42.34	17.72%	$560	0.98%	0.98%	0.18%	20%
$(0.15)	$(0.97)	$–	$(1.12)	$40.41	11.61%	$553	0.98%	0.98%	0.39%	12%
$(0.41)	$(1.47)	$–	$(1.88)	$37.22	31.15%	$656	0.98%	0.98%	0.56%	11%
$(0.19)	$(5.25)	$–	$(5.44)	$29.94	(14.00)%	$656	0.97%	0.97%	0.52%	24%

$(0.20)	$(1.00)	$–	$(1.20)	$36.05	18.76%	$1,165	0.67%[f]	0.67%[f]	1.24%[f]	3%
$(0.40)	$(2.17)	$–	$(2.57)	$31.38	(20.04)%	$1,022	0.67%	0.67%	1.04%	8%
$(0.22)	$(5.24)	$–	$(5.46)	$42.45	18.10%	$1,422	0.67%	0.67%	0.49%	20%
$(0.26)	$(0.97)	$–	$(1.23)	$40.50	11.95%	$1,282	0.67%	0.67%	0.70%	12%
$(0.52)	$(1.47)	$–	$(1.99)	$37.29	31.57%	$1,264	0.66%	0.66%	0.88%	11%
$(0.32)	$(5.25)	$–	$(5.57)	$29.99	(13.71)%	$1,025	0.65%	0.65%	0.84%	24%

$–	$–	$–	$–	$10.36	2.88%	$5	1.64%[f]	1.05%[f]	1.86%[f]	4%
$(0.04)	$(0.26)	$–	$(0.30)	$10.07	(10.01)%	$5	1.70%	1.05%	1.32%	5%
$(0.13)	$–	$–	$(0.13)	$11.52	(21.94)%	$7	1.37%	1.05%	0.39%	22%
$(0.03)	$(0.22)	$–	$(0.25)	$14.92	20.77%	$14	1.44%	1.11%	(0.28)%	23%
$(0.34)	$(0.36)	$–	$(0.70)	$12.56	27.15%	$7	1.50%	1.15%	0.27%	9%
$(0.01)	$(0.79)	$–	$(0.80)	$10.45	(22.27)%	$9	1.31%	1.26%	0.30%	31%

$–	$–	$–	$–	$10.43	2.96%	$43	0.98%[f]	0.80%[f]	2.11%[f]	4%
$(0.07)	$(0.26)	$–	$(0.33)	$10.13	(9.74)%	$42	1.00%	0.80%	1.57%	5%
$(0.17)	$–	$–	$(0.17)	$11.58	(21.72)%	$53	0.90%	0.80%	0.64%	22%
$(0.05)	$(0.22)	$–	$(0.27)	$15.00	21.08%	$70	0.89%	0.87%	(0.04)%	23%
$(0.38)	$(0.36)	$–	$(0.74)	$12.62	27.45%	$61	0.90%	0.90%	0.52%	9%
$(0.07)	$(0.79)	$–	$(0.86)	$10.50	(22.05)%	$48	0.89%	0.89%	0.67%	31%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.
f	Annualized.
See Notes to Financial Statements

SELECTED FUNDS
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Selected Funds oversees the management of each Selected  Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in April 2023. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Selected American Shares and Selected International Fund (each individually a “Fund” or collectively the “Funds”), and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in the Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Selected Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Selected Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

SELECTED FUNDS
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Selected Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Selected American Shares
The Independent Directors noted that Selected American Shares’ Class S shares underperformed its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”), over the one-, three-, five-, and ten-year time periods, and since Davis Advisors took over the daily management of the Fund on May 1, 1993, all periods ended March 31, 2023.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class D shares underperformed both the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s Class S shares performance versus both the S&P 500® and the Lipper Large-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 11 out of 26 rolling five-year time periods and outperformed the Lipper Large-Cap Value category in 14 out of 26 rolling five-year time periods, all periods ended December 31 for each year from 1997 through 2022. The Fund outperformed the S&P 500® in 10 out of 21 rolling ten-year time periods and outperformed the Lipper Large-Cap Value category in 8 out of 21 rolling ten-year time periods, all periods ended December 31 for each year from 2002 through 2022.

SELECTED FUNDS
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Selected American Shares − (Continued)
The Independent Directors considered Selected American Shares’ management fee and total expense ratio. They observed that the Fund’s Class D shares’ current management fee and total expense ratio were reasonable and below the average but above the median of its expense group, as determined by Broadridge. The Directors noted that Class D shares do not pay any 12b-1 fees.
Selected International Fund
Davis Advisors became the investment adviser to Selected Special Shares on May 1, 1993. Davis Advisors oversaw a sub- adviser from 1993 to May 31, 2001, at which point, Davis Advisors began active daily management of the Fund. On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from primarily investing in domestic equity securities to primarily investing in foreign equity securities. While the Independent Directors reviewed all time periods, these changes limit the relevance of long-term comparisons against the Fund’s benchmark, the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA”).
The Independent Directors noted that Selected International Fund’s Class S shares outperformed the MSCI ACWI ex USA over the one-year time period but underperformed the MSCI ACWI ex USA over the three- five-, ten-year time periods and since the investment strategy change on May 1, 2011, all periods ended March 31, 2023.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional international multi-cap core funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class D shares outperformed both the Performance Universe Average and the Lipper Index over the one-year time period, but underperformed both over the two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s Class S shares performance versus both the MSCI ACWI ex USA and the Lipper International Multi-Cap Core category when measured over rolling five- and ten-year time frames. The Fund outperformed the MSCI ACWI ex USA in 16 out of 26 rolling five-year time periods and outperformed the Lipper International Multi-Cap Core category in 13 out of 26 rolling five-year time periods, all periods ended December 31 for each year from 1997 through 2022. The Fund outperformed the MSCI ACWI ex USA in 9 out of 21 rolling ten-year time periods and outperformed the Lipper International Multi-Cap Core category in 8 out of 21 rolling ten-year time periods, all periods ended December 31 for each year from 2002 through 2022. The Directors noted that for the majority of this period (prior to May 1, 2011), the Fund was managed with a different investment strategy.
The Independent Directors considered Selected International Fund’s management fee and total expense ratio. They observed that the Fund’s Class D shares’ management fee and total expense ratio were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses of Class S and Class D shares through May 1, 2024, and that Class D shares do not pay any 12b-1 fees.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Selected American Shares, Selected International Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Selected American Shares and Selected International Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

SELECTED FUNDS
Liquidity Risk Management Program
Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.
The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.
The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds' liquidity risk based on a variety of factors including the Funds' (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds' net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Funds' Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2022 through March 31, 2023. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds' liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds' investment portfolio, is found in the Funds' Prospectus and Statement of Additional Information.

SELECTED FUNDS
Privacy Notice and Householding
Privacy Notice
While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
Householding
The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Selected Funds by phone at 1-800-243-1575. Your instructions will become effective within 30 days of your notice to the Funds.

SELECTED FUNDS
Directors and Officers
For the purpose of their service as Directors to the Selected Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until retirement, resignation, death, or removal. After turning 75, each Director will be annually reviewed by the Independent Directors, and a majority of the Independent Directors (with such Director abstaining) may request such Director’s resignation as of the last business day of the year. Subject to further exceptions and exemptions that may be granted by the Independent Directors, Directors must retire from the Board and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 80.
Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Francisco L. Borges (11/17/51) Director since 2006	Partner and Co-Head, Ares Management Corp. (global alternative investment manager) since 2021; Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) until 2021.	3
Chairman and Trustee, John S. and James L. Knight
Foundation; Chairman/Director, Assured Guaranty
Ltd. (financial guaranty insurance business); Trustee,
Millbrook School; Trustee, Clipper Funds Trust
(consisting of one portfolio); Director, Hartford
HealthCare (healthcare network).

Lawrence E. Harris (09/16/56) Director since 2015	Fred V. Keenan Chair in Finance of the Marshall School of Business, University of Southern California, Los Angeles, CA.	3	Director, Interactive Brokers Group, Inc.; Trustee, Clipper Funds Trust (consisting of one portfolio).

Katherine L. MacWilliams (01/19/56) Director since 1997	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company).	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

James J. McMonagle (10/01/44) Director since 1990 Chairman since 1997	Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Chairman/Trustee, Clipper Funds Trust (consisting of one portfolio).

Richard O’Brien (09/12/45) Director since 1996	Retired; Corporate Economist, HP Inc.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1998	President or Vice President of each Selected Fund, Clipper Fund, and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios); Trustee, Clipper Funds Trust (consisting of one portfolio).

Christopher C. Davis (07/13/65) Director since 1998	President or Vice President of each Selected Fund, Davis Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Davis Funds (consisting of 13 portfolios);
Trustee, Clipper Funds Trust (consisting of one
portfolio); Lead Independent Director, Graham
Holdings Company (educational and media company);
Director, The Coca-Cola Company (beverage
company); Director, Berkshire Hathaway Inc.
(financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Selected Funds officer since 2021). Vice President and Secretary of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Interested Directors.
Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Interested Directors.
Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Selected Funds officer since 2023). Vice President and Chief Compliance Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

SELECTED FUNDS
Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Congress Street, Suite 1
Boston, Massachusetts 02114
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Selected Funds
P.O. Box 219662
Kansas City, Missouri 64121-9662
Overnight Address:
430 West 7th Street, Suite 219662
Kansas City, Missouri 64105-1407
Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Selected Funds, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-243-1575 and on the Funds' website at www.selectedfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.selectedfunds.com.

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SF_SAR_2023

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 24, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 24, 2023